SHORT-TERM DEBT	12 Months Ended
Dec. 31, 2014
SHORT-TERM DEBT.
SHORT-TERM DEBT

12.  SHORT-TERM DEBT

	2013	2014
	RMB	RMB
Short-term borrowings	774,599,341	3,132,061,011
2017 Convertible Senior Notes(Note 17)	—	428,427,630
Total	774,599,341	3,560,488,641

As of December 31, 2014, the Group obtained nine borrowings of RMB1.6 billion (US$264.9 million) in aggregate collateralized by a bank deposit of RMB1.0 billion classified as short-term investment at one of the Company’s wholly-owned subsidiaries. The annual interest rate of borrowings is approximately from 2.3% to 2.4%. The Company is in compliance with the loan covenant at December 31, 2014.

As of December 31, 2014, the Group obtained six borrowings of RMB1.5 billion (US$237.9 million) in aggregate collateralized by bank deposits of RMB380 million and RMB480 million classified as restricted cash and short-term investment provided by one of the Company’s wholly-owned subsidiaries. The annual interest rate of borrowings is approximately from 2.2% to 3.0%. The Company is in compliance with the loan covenant at December 31, 2014.